Stock-based compensation (Details 9) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of total share based liabilities paid
Total share based liabilities paid	4	2	3
TSARs
Summary of total share based liabilities paid
Total share based liabilities paid	0	0	3
Deferred Share Unit
Summary of total share based liabilities paid
Total share based liabilities paid	4	2	0